Benefit Plans (Estimated Future Payments For Postretirement Health Care Plans) (Details) (Post-Retirement [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Post-Retirement [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 146
2013	158
2014	167
2015	173
2016	176
2017-2021	$ 851